Document and Entity Information Document	Aug. 03, 2020
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 03, 2020
Entity Registrant Name	Invitation Homes Inc.
Entity Central Index Key	0001687229
Amendment Flag	true
Amendment Description	On August 3, 2020, Invitation Homes Inc. (the “Company”) furnished a Current Report on Form 8-K (the “Original 8-K”) that included a press release announcing the results of the Company’s operations for the quarter ended June 30, 2020. This Current Report on Form 8-K/A amends the Original 8-K solely for the purpose of correcting typographical errors in the Q2 2019 column of FFO Reconciliation in the Reconciliation of FFO, Core FFO, and AFFO table in Supplemental Schedule 1 on page 11 of the press release. Other than the correction of the errors discussed in this Current Report on Form 8-K/A, no other changes have been made to the Original Form 8-K or the exhibits furnished therewith.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38004
Entity Tax Identification Number	90-0939055
Entity Address, Address Line One	1717 Main Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	421-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	INVH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false